                               American Variable
                               Insurance Series

                                Class 2 Shares

                                  Prospectus







                                 July 1, 1999

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

The Series consists of 11 funds, each representing a separate fully managed diversified portfolio of securities. The 3 funds available in Lincoln VULdb are:

  Global Small Capitalization Fund
  Growth Fund
  Growth-Income Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 2 shares and is for use with Contracts that make Class 2 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable annuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other considerations, the interest of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will monitor the Series' operations for any material conflicts and determine what action, if any, should be taken.

                                American Funds Insurance Series / Prospectus  1

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  American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and cur-rency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The fund began operations on April 30, 1998. Accordingly, results for a full calendar year are not available. The fund's year-to-date return for the three months ended March 31, 1999 was 10.17%

2  American Funds Insurance Series / Prospectus

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                American Funds Insurance Series / Prospectus
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Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.

     Year             %
      89            30.79
      90            -4.67
      91            32.90
      92            10.48
      93            16.00
      94             0.23
      95            32.90
      96            13.07
      97            29.79
      98            35.24

The fund's highest/lowest quarterly results during this time period were:

X   Highest  29.99%   (quarter ended December 31, 1998)
X   Lowest  -17.08%   (quarter ended September 30, 1990)


                                American Funds Insurance Series / Prospectus  3

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  American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

For periods ended December 31, 1998:

                                                     Lipper Capital
Average Annual                              S&P 500   Appreciation
Total Return                     Fund/1/    Index/2/ Fund Index/3/  CPI/4/
--------------------------------------------------------------------------------
One Year                          35.24%     28.52%   19.90%         1.61%
 ................................................................................
Five Years                        21.46%     24.02%   16.26%         2.37%
 ................................................................................
Ten Years                         18.83%     19.16%   15.71%         3.12%
 ................................................................................
Lifetime/5/                       17.45%     18.43%   14.26%         3.24%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index represents primarily U.S. stocks.
    This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.


4  American Funds Insurance Series / Prospectus

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                American Funds Insurance Series / Prospectus
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Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund may also in-vest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of equity securities may decline in response to certain events including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year. Past results are not an indication of future results.


     Year               %
      89              25.02
      90              -2.87
      91              23.69
      92               7.62
      93              11.97
      94               1.79
      95              32.63
      96              18.41
      97              25.54
      98              18.09

The fund's highest/lowest quarterly results during this time period were:

X Highest  18.85%  (quarter ended December 31, 1998)

X Lowest  -11.93%  (quarter ended September 30, 1990)


                                American Funds Insurance Series / Prospectus  5

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  American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

For periods ended December 31, 1998:

                                                     Lipper Growth
Average Annual                             S&P 500    and Income
Total Return                    Fund/1/    Index/2/  Fund Index/3/   CPI/4/
--------------------------------------------------------------------------------
One Year                          18.09%     28.52%    13.58%          1.61%
 ................................................................................
Five Years                        18.84%     24.02%    17.83%          2.37%
 ................................................................................
Ten Years                         15.67%     19.16%    15.54%          3.12%
 ................................................................................
Lifetime/5/                       15.82%     18.43%    15.20%          3.24%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index represents primarily U.S. stocks.
    This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.


6  American Funds Insurance Series / Prospectus

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                American Funds Insurance Series / Prospectus
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Cash Position

The funds may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Financial Highlights" for the funds' portfolio turnover for each of the last five years.

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Series and its shareholders. However, the Series understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the funds invest. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Series and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and business affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year amounted to the following: Global Growth Fund -- .69%; Global Small Capitalization Fund -- .79%; Growth Fund -- .40%; International Fund -- .57%; Growth-Income Fund -- .35%; Asset Allocation
Fund -- .44%; Bond Fund -- .51%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .50%; and Cash Management Fund -- .44%. Capital Research and Management Company has received no compensation for the New World Fund because it had not commenced operations during the most recent fiscal year.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has been incorporated into the Series' code of ethics.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Man-agement Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.



                               American Funds Insurance Series / Prospectus  7

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  American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

                                                                                     Approximate Years of
                                                                                 Experience as an Investment
                                                                                 Professional (including the
                                                                                     last five years)
                                                                                 ...........................
                                                         Years of Experience       With Capital
                                                        as Portfolio Counselor     Research and
                                                     (and Research Professional,    Management
  Portfolio Counselors                                      if applicable)          Company or
     for the Series           Primary Title(s)              (approximate)           Affiliates  Total Years
 ----------------------------------------------------------------------------------------------------------
  James K. Dunton       President of the Series.     Growth-Income Fund -- 15           37            37
                        Senior Vice President and    years (since the fund began
                        Director, Capital Research   operations)
                        and Management Company
 ----------------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Asset Allocation Fund -- 10        32            47
                        the Series. Senior Vice      years (since the fund began
                        President and Director,      operations)
                        Capital Research and         Bond Fund -- 3 years (since
                        Management Company           the fund began operations)
                                                     High-Yield Bond Fund -- 1 year
 ----------------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 3             8            13
                        Series. Senior Vice          years (plus 6 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 5            22            25
                        Series. Senior Vice          years (plus 5 years as a
                        President, Capital Research  research professional prior
                        and Management Company       to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Small Capitalization        14            14
                        Series, Senior Vice          Fund -- 1 year (since the
                        President, Capital Research  fund began operations)
                        and Management Company       Global Growth Fund -- 2
                                                     years (since the fund began
                                                     operations)
                                                     International Fund -- 4 years
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------------
  Donald D. O'Neal      Vice President of the        Global Growth Fund -- 2            14            14
                        Series. Senior Vice          years (since the fund began
                        President, Capital Research  operations) Growth Fund --
                        and Management Company        8 years (plus 4 years as a
                                                     research professional prior
                                                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 3 years (since        16            17
                        Series. Vice President,      the fund began operations)
                        Capital Research and         U.S. Government Fund -- 7
                        Management Company           years
 ----------------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 4           9            11
                        Series. Vice President and   years (plus 3 years as a
                        Director, Capital Research   research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 3         16            16
                        Executive Officer, Capital   years
                        Research Company*
 ----------------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 6 years    11            18
                        Director, Capital Research
                        and Management Company       New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 2            27            27
                        Director, Capital Research   years (since the fund began
                        Company*                     operations)
                                                     International Fund -- 6 years
 ----------------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization        28            28
                        Director, Capital Research   Fund -- 1 year (since the
                        and Management Company       fund began operations)
                                                     Growth Fund -- 5 years
                                                     (plus 5 years as a research
                                                     professional prior to
                                                     becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization        17            17
                        and Management Company       Fund -- 1 year (since the
                                                     fund began operations)
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President and    Growth Fund -- 12 years            22            27
                        Director, Capital Research
                        and Management Company
 ----------------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 3             7            11
                        Research Company*            years
                                                     New World Fund -- less than
                                                     1 year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 1           9            12
                        International Research,      year
                        Inc.*
 ----------------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- less than         8            12
                        Research Company*            1 year (since fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------------
  Robert G. O'Donnell   Senior Vice President and    Growth-Income Fund -- 9            24            27
                        Director, Capital Research   years (plus 1 year as a
                        and Management Company       research professional prior
                                                     to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------------

8  American Funds Insurance Series / Prospectus

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                American Funds Insurance Series / Prospectus
--------------------------------------------------------------------------------

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                                                 ..................

                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
       Portfolio                                   (and Research Professional,    Management
  Counselors for the                                      if applicable)          Company or  Total
        Series              Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  Victor M. Parachini Senior Vice President,       Asset Allocation Fund -- 3         24        37
                      Capital Research and         years
                      Management Company
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 1          11        11
                      and Director --Capital       year
                      Research Company*
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President and    Global Small Capitalization        12        12
                      Director, Capital Research   Fund -- 1 year (since the
                      Company*                     fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.
 --------------------------------------------------------------------------------------------------


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. If a market price for a particular security is not available, a fund will determine the appropriate price for the security. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

PLAN OF DISTRIBUTION

Class 2 shares pay .25% of average net assets annually, pursuant to a Plan of Distribution or "12b-1 plan." Class 2 shares are available through various variable annuity and life insurance contracts. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover the expense of certain contract owner services. Class 2 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                                American Funds Insurance Series / Prospectus  9

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  American Funds Insurance Series / Prospectus
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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request.

            Income From Investment Operations                                        Less Distributions

                                    Net gains or
         Net asset                   losses on                     Dividends                                   Net asset
Year      value,        Net       securities (both    Total from   (from net    Distributions                   value,
ended    beginning   investment     realized and      investment   investment   (from capital      Total        end of   Total
11/30     of year      income       unrealized)       operations    income)        gains)      distributions     year    return
Global Growth Fund/1/
------------------------------------------------------------------------------------------------------------------------------------
 Class 1
1997     $10.00          $.06          $ .59             $ .65        $(.03)            --           $(.03)      $10.62    6.45%/2/
1998      10.62           .13           2.43              2.56         (.14)        $ (.02)           (.16)       13.02   24.26
 ....................................................................................................................................
 Class 2/3/
1997      10.00           .03            .60               .63         (.02)            --            (.02)       10.61    6.28/2/
1998      10.61           .10           2.44              2.54         (.11)          (.02)           (.13)       13.02   24.06

Global Small Capitalization Fund/4/
------------------------------------------------------------------------------------------------------------------------------------
 Class 1
1998     $10.00          $.07          $(.92)            $(.85)       $(.04)            --           $(.04)       $9.11   (8.31)%/2/
 ....................................................................................................................................
 Class 2
1998      10.00           .04           (.91)             (.87)        (.03)            --            (.03)        9.10   (8.49)/2/

Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class 1
1994     $32.34          $.24          $ .69            $  .93        $(.24)       $ (1.09)         $(1.33)      $31.94    2.92%
1995      31.94           .33          10.63             10.96         (.29)          (.80)          (1.09)       41.81   35.35
1996      41.81           .24           5.17              5.41         (.29)         (3.40)          (3.69)       43.53   14.32
1997      43.53           .27           9.61              9.88         (.27)         (3.02)          (3.29)       50.12   24.57
1998      50.12           .19          10.91             11.10         (.17)         (6.14)          (6.31)       54.91   25.27
 ....................................................................................................................................
 Class 2/3/
1997      40.59           .11           9.51              9.62         (.12)            --            (.12)       50.09   23.73/2/
1998      50.09           .08          10.90             10.98         (.05)         (6.14)          (6.19)       54.88   24.97

International Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class 1
1994     $12.40          $.25          $1.04             $1.29        $(.20)       $  (.22)       $  (.42)       $13.27   10.48%
1995      13.27           .34           1.02              1.36         (.33)          (.41)          (.74)        13.89   10.78
1996      13.89           .28           1.96              2.24         (.31)          (.29)          (.60)        15.53   16.66
1997      15.53           .25           1.18              1.43         (.27)          (.62)          (.89)        16.07    9.52
1998      16.07           .22           2.21              2.43         (.28)         (1.65)         (1.93)        16.57   16.94
 ....................................................................................................................................
 Class 2/3/
1997      15.86           .13            .23               .36         (.16)            --           (.16)        16.06    2.20/2/
1998      16.06           .20           2.19              2.39         (.24)         (1.65)         (1.89)        16.56   16.63

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class 1
1994     $26.01          $.68          $ .14             $ .82        $(.65)       $  (.88)       $(1.53)        $25.30    3.21%
1995      25.30           .73           7.20              7.93         (.73)         (1.03)        (1.76)         31.47   33.14
1996      31.47           .71           5.55              6.26         (.74)         (1.26)        (2.00)         35.73   21.02
1997      35.73           .73           6.78              7.51         (.72)         (2.55)        (3.27)         39.97   22.92
1998      39.97           .67           4.60              5.27         (.68)         (3.83)        (4.51)         40.73   14.77
 ....................................................................................................................................
 Class 2/3/
1997      34.10           .37           5.82              6.19         (.35)            --          (.35)         39.94   18.18/2/
1998      39.94           .58           4.60              5.18         (.59)         (3.83)        (4.42)         40.70   14.49
                 Ratios/Supplemental Data

                  Net assets,        Ratio of        Ratio of
 Year             end of year        expenses       net income     Portfolio
ended                 (in           to average      to average      turnover
11/30              millions)        net assets      net assets        rate
Global Growth Fund/1/
 ....................................................................................................................................
 Class 1
1997                  $ 80            .44%/2/           .80%/2/      13.22%/2/
1998                   132            .75              1.14          25.56
 ....................................................................................................................................
 Class 2/3/
1997                    46            .57/2/            .56/2/       13.22/2/
1998                   124           1.00               .87          25.56

Global Small Capitalization Fund/4/
 ....................................................................................................................................
 Class 1
1998                  $ 55            .51%/2/           .86%/2/      28.20%/2/
 ....................................................................................................................................
 Class 2
1998                    17            .64/2/            .63/2/       28.20/2/

Growth Fund
 ....................................................................................................................................
 Class 1
1994                $2,027            .49%              .78%         29.58%
1995                 3,154            .47               .92          35.47
1996                 3,860            .44               .61          30.88
1997                 4,671            .42               .59          45.14
1998                 5,313            .41               .38          49.91
 ....................................................................................................................................
Class 2/3/
1997                    75            .37/2/            .08/2/       45.14
1998                   310            .66               .15          49.91

International Fund
 ....................................................................................................................................

 Class 1
1994                $1,405            .80%             2.03%         19.66%
1995                 1,703            .75              2.64          24.66
1996                 2,370            .69              1.99          32.08
1997                 2,612            .67              1.56          50.12
1998                 2,593            .66              1.36          34.08
 ....................................................................................................................................
 Class 2/3/
1997                    48            .53/2/            .34/2/       50.12
1998                   126            .91              1.03          34.08

Growth-Income Fund
 ....................................................................................................................................
 Class 1
1994                $2,740            .47%             2.72%         29.26%
1995                 3,953            .44              2.70          26.91
1996                 5,249            .41              2.26          31.27
1997                 6,430            .38              2.01          37.55
1998                 6.704            .36              1.74          42.72
 ....................................................................................................................................
 Class 2/3/
1997                   157            .35/2/            .93/2/       37.55
1998                   564            .61              1.02          42.72

10  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
                American Funds Insurance Series / Prospectus

          Income From Investment Operations                               Less Distributions



                              Net gains or
       Net asset               losses on                Dividends  Distributions               Net asset
Year    value,      Net     securities (both Total from (from net      (from                    value,
ended  beginning investment   realized and   investment investment   realized        Total      end of   Total
11/30  of period   income     unrealized)    operations  income)      gains)     distributions   year    return
Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994    $12.01      $.51          $(.57)       $(.06)      $(.52)      $(.18)        $(.70)     $11.25    (.54)%
1995     11.25       .50           2.69         3.19        (.50)       (.17)         (.67)      13.77   29.45
1996     13.77       .53           1.89         2.42        (.53)       (.48)        (1.01)      15.18   18.65
1997     15.18       .55           1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90
1998     16.16       .58           1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32
------------------------------------------------------------------------------------------------------------------
Class 2/3/
1997     14.43       .29           1.69         1.98        (.26)         --          (.26)      16.15   13.80/2/
1998     16.15       .53           1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05
------------------------------------------------------------------------------------------------------------------
 Class 1
1996    $10.00      $.40           $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%/2/
1997     10.31       .63            .30          .93        (.62)         --          (.62)      10.62    9.36
1998     10.62       .67           (.15)         .52        (.65)      $(.12)         (.77)      10.37    5.12
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997     10.11       .35            .46          .81        (.31)         --          (.31)      10.61    8.09/2/
1998     10.61       .65           (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85

High-Yield Bond Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994    $15.17     $1.27         $(2.07)       $(.80)     $(1.23)      $(.25)       $(1.48)     $12.89   (5.71)%
1995     12.89      1.32           1.10         2.42       (1.32)         --         (1.32)      13.99   19.81
1996     13.99      1.28            .54         1.82       (1.30)         --         (1.30)      14.51   13.75
1997     14.51      1.29            .43         1.72       (1.27)         --         (1.27)      14.96   12.45
1998     14.96      1.26          (1.04)         .22       (1.25)       (.16)        (1.41)      13.77    1.44
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997     14.28       .69            .61         1.30        (.63)         --          (.63)      14.95    9.20/2/
1998     14.95      1.25          (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994    $12.15      $.76         $(1.30)       $(.54)      $(.74)      $(.07)        $(.81)     $10.80   (4.58)%
1995     10.80       .82            .71         1.53        (.81)         --          (.81)      11.52   14.73
1996     11.52       .83           (.24)         .59        (.82)         --          (.82)      11.29    5.49
1997     11.29       .76           (.07)         .69        (.80)         --          (.80)      11.18    6.49
1998     11.18       .68            .26          .94        (.69)         --          (.69)      11.43    8.72
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997     10.83       .38            .33          .71        (.37)         --          (.37)      11.17    6.65/2/
1998     11.17       .68            .24          .92        (.67)         --          (.67)      11.42    8.46

Cash Management Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994    $11.02      $.37           $.02         $.39       $(.32)         --         $(.32)     $11.09    3.59%
1995     11.09       .63           (.02)         .61        (.59)         --          (.59)      11.11    5.65
1996     11.11       .54            .01          .55        (.54)         --          (.54)      11.12    5.09
1997     11.12       .57           (.01)         .56        (.55)         --          (.55)      11.13    5.21
1998     11.13       .57           (.01)         .56        (.56)         --          (.56)      11.13    5.17
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997     11.07       .28            .03          .31        (.26)         --          (.26)      11.12    2.87/2/
1998     11.12       .55           (.02)         .53        (.53)         --          (.53)      11.12    4.92

                  Ratios/Supplemental Data

       Net assets,  Ratio of     Ratio of
Year   end of year  expenses    net income   Port
ended      (in     to average   to average   turnover
11/30   millions)  net assets   net assets     rate
Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------
  Class 1
1994      $ 637         .53%       4.55%       36.13%
1995        870         .52        4.11        39.89
1996      1,141         .49        3.88        50.62
1997      1,393         .47        3.63        34.14
1998      1,497         .45        3.63        27.97
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997         42         .40/2/     1.81/2/     34.14
1998        173         .70        3.39        27.97

Bond Fund/5/
------------------------------------------------------------------------------------------------------------------
 Class 1
1996       $ 77         .52%/2/    6.18%/2/    32.83%/2/
1997        132         .55        6.63        52.93
1998        186         .54        6.89        61.54
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997         12         .44/2/     3.50/2/     52.93
1998         45         .78        6.62        61.54

High-Yeild Bond Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994       $390         .54%       9.37%       38.46%
1995        534         .54       10.12        31.73
1996        662         .53        9.27        44.81
1997        765         .51        8.92        50.22
1998        715         .51        8.66        65.80
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997         21      .43/2/        4.92/2/     50.22
1998         68      .76           8.60        65.80

U.S. Governmental/Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994       $463         .54%       6.69%       45.21%
1995        542         .54        7.37        30.11
1996        512         .53        7.33        30.45
1997        471         .52        6.73        53.80
1998        537         .51        6.11        89.25
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997          7         .44/2/     3.45/2/     53.80
1998         32         .75        5.68        89.25

Cash Management Fund
------------------------------------------------------------------------------------------------------------------
 Class 1
1994       $221         .49%       3.60%          --
1995        193         .49        5.37           --
1996        240         .47        4.94           --
1997        226         .47        4.99           --
1998        250         .46        5.07           --
------------------------------------------------------------------------------------------------------------------
 Class 2/3/
1997         14         .41/2/     2.80/2/        --
1998         34         .70        4.75           --

/1/ Commenced operations April 30, 1997.

/2/ Based on operations for the period shown and, accordingly, not representative of a full year.

/3/ Shares offered for sale commencing April 30, 1997.

/4/ Commenced operations on April 30, 1998.

/5/ Commenced operations January 2, 1996.

No information is presented for the New World Fund since it had no investment operations as of April 1, 1999.

                                 American Funds Insurance Series / Prospectus 11

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the independent accountants' report (in the annual report).

  Statement of Additional Information (SAI)

  Contains more detailed information on all aspects of the Series, including the Series financial statements.

  A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the Series are available for review or to be copied at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

  Code of Ethics

  Includes a description of the Series personal investing policy.

  To request a free copy of any of the documents above, write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071